UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings
                                                entries.
Institutional Investment Manager Filing this Report.

Name:             Starfire Holding Corporation
Address:          100 South Bedford
                  Mt. Kisco, NY  10549

File 13F File Number:  28-5232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gail Golden
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Gail Golden               New York, New York              5/11/99
[Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   6

Form 13F Information Table Entry Total:              0

Form 13F Information Table Value Total:              0
                                                     (thousands)


Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01            28-4458              ACF Industries Holding Corp.

         02            28-2658              ACF Industries, Incorporated

         03            28-5638              Buffalo Investors Corp.

         04            28-3002              Chelonian Corp.

         05            28-4460              Highcrest Investors Corp.

         06            28-3001              Unicorn Associates Corporation









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